Exhibit 99.1

World Omni Auto Receivables Trust 2023-D
Monthly Servicer Certificate
August 31, 2024

Dates Covered
Collections Period	08/01/24 - 08/31/24
Interest Accrual Period	08/15/24 - 09/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/24	720,164,574.23	34,871
Yield Supplement Overcollateralization Amount 07/31/24	73,141,396.86	0
Receivables Balance 07/31/24	793,305,971.09	34,871
Principal Payments	30,231,370.40	706
Defaulted Receivables	1,110,858.17	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/24	69,314,408.60	0
Pool Balance at 08/31/24	692,649,333.92	34,135

Pool Statistics	$ Amount	# of Accounts
Pool Factor	68.07%
Prepayment ABS Speed	1.66%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	7,435,705.91	296
Past Due 61-90 days	2,802,822.53	104
Past Due 91-120 days	530,800.24	19
Past Due 121+ days	0.00	0
Total	10,769,328.68	419

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.41%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.44%
Delinquency Trigger Occurred	NO

Recoveries	883,157.63
Aggregate Net Losses/(Gains) - August 2024	227,700.54
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.34%
Prior Net Losses/(Gains) Ratio	0.22%
Second Prior Net Losses/(Gains) Ratio	0.47%
Third Prior Net Losses/(Gains) Ratio	0.65%
Four Month Average	0.42%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.26%

Overcollateralization Target Amount	7,965,467.34
Actual Overcollateralization	7,965,467.34
Weighted Average Contract Rate	6.21%
Weighted Average Contract Rate, Yield Adjusted	11.22%
Weighted Average Remaining Term	51.47

Flow of Funds	$ Amount
Collections	35,246,664.34
Investment Earnings on Cash Accounts	16,485.77
Servicing Fee	(661,088.31)
Transfer to Collection Account	-
Available Funds	34,602,061.80

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,299,339.72
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	4,213,347.71
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,020,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,965,467.34
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,871,871.03

Total Distributions of Available Funds	34,602,061.80

Servicing Fee	661,088.31
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 08/15/24	711,882,681.63
Principal Paid	27,198,815.05
Note Balance @ 09/16/24	684,683,866.58

Class A-1
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-2a
Note Balance @ 08/15/24	143,721,340.81
Principal Paid	13,599,407.53
Note Balance @ 09/16/24	130,121,933.28
Note Factor @ 09/16/24	68.8840303%

Class A-2b
Note Balance @ 08/15/24	143,721,340.82
Principal Paid	13,599,407.52
Note Balance @ 09/16/24	130,121,933.30
Note Factor @ 09/16/24	68.8840303%

Class A-3
Note Balance @ 08/15/24	317,800,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	317,800,000.00
Note Factor @ 09/16/24	100.0000000%

Class A-4
Note Balance @ 08/15/24	61,560,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	61,560,000.00
Note Factor @ 09/16/24	100.0000000%

Class B
Note Balance @ 08/15/24	30,060,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	30,060,000.00
Note Factor @ 09/16/24	100.0000000%

Class C
Note Balance @ 08/15/24	15,020,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	15,020,000.00
Note Factor @ 09/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,531,375.72
Total Principal Paid	27,198,815.05
Total Paid	30,730,190.77

Class A-1
Coupon	5.66800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.91000%
Interest Paid	707,827.60
Principal Paid	13,599,407.53
Total Paid to A-2a Holders	14,307,235.13

Class A-2b
SOFR Rate	5.35353%
Coupon	5.93353%
Interest Paid	758,022.12
Principal Paid	13,599,407.52
Total Paid to A-2b Holders	14,357,429.64

Class A-3
Coupon	5.79000%
Interest Paid	1,533,385.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,533,385.00

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.5337080
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.2167781
Total Distribution Amount	30.7504861

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.7471022
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	71.9926285
Total A-2a Distribution Amount	75.7397307

A-2b Interest Distribution Amount	4.0128222
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	71.9926285
Total A-2b Distribution Amount	76.0054507

A-3 Interest Distribution Amount	4.8250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.8250000

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	154.91
Noteholders' Third Priority Principal Distributable Amount	552.23
Noteholders' Principal Distributable Amount	292.86

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/24	2,504,634.24
Investment Earnings	11,149.67
Investment Earnings Paid	(11,149.67)
Deposit/(Withdrawal)	-
Balance as of 09/16/24	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,874,426.51	6,724,899.27	5,464,961.22
Number of Extensions	178	214	171
Ratio of extensions to Beginning of Period Receivables Balance	0.61%	0.81%	0.64%